Cover	May 03, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	As previously disclosed on a Current Report on Form 8-K filed by Rafael Holdings, Inc. (the “Company”), on February 18, 2022, Broad Atlantic Associates LLC (the “Seller”), a subsidiary of the Company, entered into a Contract of Sale with 520 Broad Street Propco LLC (the “Purchaser”) for the sale of the building owned by the Seller located at 520 Broad Street in Newark, New Jersey and an associated 800-car public garage (the “Property”) for a purchase price of $49.4 million (the “Contract of Sale”). The Property serves as the Company’s headquarters and has several other tenants.
Document Period End Date	May 03, 2022
Entity File Number	1-38411
Entity Registrant Name	RAFAEL HOLDINGS, INC.
Entity Central Index Key	0001713863
Entity Tax Identification Number	82-2296593
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	520 Broad Street
Entity Address, City or Town	Newark
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07102
City Area Code	212
Local Phone Number	658-1450
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class B common stock, par value $0.1 per share
Trading Symbol	RFL
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false